Marketable Securities (Details 2) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Amortized cost
Amortized cost due within one year	$ 3,326
Amortized cost due after one year through three years	5,525
Amortized cost	8,851
Unrealized gains
Marketable securities unrealized gain due within one year
Marketable securities unrealized gain due after one year through three years
Unrealized Gains
Unrealized Losses
Marketable securities unrealized gain due within one year	(21)
Marketable securities unrealized losses due after one year through three years	(73)
Unrealized losses	(94)
Market Value
Marketable securities market value due within one year	3,305
Marketable securities market value due after one year through three years	5,452
Market value	$ 8,757